LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 90.5%	Shares	Value
AUSTRALIA - 3.4%
Diversified Operations - 1.3%
BHP Billiton Ltd.	16,000	$555,030

Pharmaceuticals - 2.1%
CSL Ltd.	4,325	874,099

Total Australia		1,429,129

FINLAND - 2.0%
Banks - 2.0%
Nordea Bank Abp	85,600	844,037

Total Finland		844,037

FRANCE - 12.0%
Chemicals - 2.3%
Air Liquide SA	5,965	973,945

Electrical Equipment & Instruments - 2.9%
Schneider Electric SA	7,900	1,203,451

IT Consulting & Services - 2.5%
Cap Gemini	6,140	1,043,969

Oil & Gas & Consumable Fuels - 1.5%
TOTAL SA	13,675	637,528

Specialty Retail - 2.8%
LVMH Moet Hennessy Louis Vuitton SE	1,780	1,188,958

Total France		5,047,851

GERMANY - 10.5%
Insurance - 1.9%
Allianz SE	3,175	807,580

Machinery - 2.3%
KION Group AG	10,000	988,060

Semiconductor Equipment & Products - 2.6%
Infineon Technologies AG	25,900	1,101,986

Software - 2.0%
SAP SE	6,685	819,963

Textiles, Apparel & Luxury Goods - 1.7%
Adidas AG	2,280	712,254

Total Germany		4,429,843

IRELAND - 2.5%
Construction Materials - 2.5%
CRH PLC	22,693	1,061,962

Total Ireland		1,061,962

ITALY - 1.4%
Textiles, Apparel & Luxury Goods - 1.4%
Moncler SpA	10,500	601,325

Total Italy		601,325

JAPAN - 7.9%
Computers & Peripherals - 2.4%
Nidec Corp.	8,240	1,004,685

Food & Drug Retailing - 1.6%
Tsuruha Holdings, Inc.	5,175	667,771

Media & Entertainment - 2.7%
Nintendo Co., Ltd.	2,025	1,141,362

Personal Products - 1.2%
Shiseido Co., Ltd.	7,975	536,352

Total Japan		3,350,170

JERSEY - 1.5%
Trading Companies & Distributors - 1.5%
Ferguson PLC	5,250	627,142

Total Jersey		627,142

NETHERLANDS - 7.6%
Banks - 1.9%
ING Groep NV	65,000	793,919

Professional Services - 2.1%
Wolters Kluwer NV	10,000	868,552

Semiconductor Equipment & Products - 3.6%
ASML Holding NV	2,500	1,533,928

Total Netherlands		3,196,399

SPAIN - 4.5%
Banks - 1.5%
CaixaBank SA	201,650	626,082

Machinery - 3.0%
Fluidra SA	44,900	1,285,459

Total Spain		1,911,541

SWEDEN - 1.4%
Oil & Gas & Consumable Fuels - 1.4%
Lundin Petroleum AB	19,000	597,591

Total Sweden		597,591

SWITZERLAND - 13.3%
Banks - 2.3%
Julius Baer Group Ltd.	15,350	980,918

Electrical Equipment & Instruments - 2.4%
ABB Ltd.	32,800	997,824

Health Care Equipment & Supplies - 2.1%
Alcon, Inc.	12,450	873,684

Pharmaceuticals - 4.5%
Lonza Group AG	1,640	917,251
Roche Holding AG	3,100	1,004,225
		1,921,476
Software - 2.0%
Temenos AG	5,950	858,519

Total Switzerland		5,632,421

UNITED KINGDOM - 22.5%
Banks - 4.0%
Barclays PLC	365,000	934,740
Lloyds Banking Group PLC	1,300,000	762,615
		1,697,355
Beverages - 2.2%
Diageo PLC	23,000	944,880

Commercial Services & Supplies - 2.2%
Rentokil Initial Plc	138,350	923,683

Hotels, Restaurants & Leisure - 3.2%
Compass Group PLC (a)	26,200	529,342
InterContinental Hotels Group PLC (a)	11,715	805,636
		1,334,978
Household Products - 1.0%
Reckitt Benckiser Group PLC	4,900	438,603

Insurance - 2.1%
Prudential PLC	40,550	863,823

Oil & Gas & Consumable Fuels - 1.4%
Royal Dutch Shell PLC - A Shares	30,700	596,779

Personal Products - 2.3%
Unilever PLC	17,500	976,502

Specialty Retail - 1.3%
Burberry Group PLC (a)	20,570	538,111

Trading Companies & Distributors - 2.8%
Ashtead Group PLC	19,500	1,164,071

Total United Kingdom		9,478,785

TOTAL COMMON STOCKS
(Cost $32,071,717)		38,208,196

PREFERRED STOCK - 2.7%
GERMANY - 2.7%
Health Care Equipment & Supplies - 2.7%
Sartorius AG	2,325	1,159,154

TOTAL PREFERRED STOCK
(Cost $651,611)		1,159,154

SHORT-TERM INVESTMENTS - 6.6%
Money Market Funds - 6.6%
Fidelity Investments Money Market Government Portfolio - Class I, 0.01% (b)	269,332	269,332
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.03% (b)	1,266,417	1,266,417
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.03% (b)	1,266,417	1,266,417

		2,802,166
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,802,166)		2,802,166

Total Investments - 99.8%		42,169,516
(Cost $35,525,494)
Other Assets in Excess of Liabilities - 0.2%		80,784
TOTAL NET ASSETS - 100.0%		$42,250,300

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.
("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2021 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.  For foreign securities held by the LKCM International Equity Fund, such fair value prices generally will be based on such independent pricing services' proprietary multi-factor models that measure movements in relevant indices, market indicators or other factors between the time the relevant foreign markets have closed and the time the Fund calculates its net asset value, and therefore may differ from quoted or official closing prices for such foreign securities in such foreign markets.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2021, the Fund's assets carried at fair value were classified as follows:

LKCM International Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$38,208,196	$–	$38,208,196
Preferred Stock	–	1,159,154	–	1,159,154
Short-Term Investments	2,802,166	–	–	2,802,166
Total Investments	$2,802,166	$39,367,350	$–	$42,169,516